Fixed assets - Information on telecommunications licenses - Main licenses obtained or renewed in 2023 (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets | €	€ 2,365	€ 2,678	€ 2,842
Intangibles assets, net (excluding goodwill) | €	15,098	€ 14,946	€ 14,940	€ 15,135
Orange Belgium | Frequency bands 900 Mhz, 1400 Mhz, 1800 Mhz and 2100 Mhz
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets | €	303
Intangibles assets, net (excluding goodwill) | €	€ 303
Orange Belgium | Frequency bands, 900 Mhz
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	900
Orange Belgium | Frequency bands, 1,400 MHz
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	1,400
Orange Belgium | Frequency bands, 1,800 MHz
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	1,800
Orange Belgium | Frequency bands, 2100 Mhz
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	2,100
Orange Egypt for Telecommunications and subsidiaries [member] | Frequency band, 2.6 GHz
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets | €	€ 113
Frequency band | item	2.6
Intangibles assets, net (excluding goodwill) | €	€ 113
Orange Polska | Frequency bands, 3.4 - 3.8 GHz
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets | €	121
Intangibles assets, net (excluding goodwill) | €	€ 121
Orange Polska | Frequency bands, 3.4 - 3.8 GHz | Minimum
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	3.4
Orange Polska | Frequency bands, 3.4 - 3.8 GHz | Maximum
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	3.8
Sonatel | Frequency bands, 700MHZ and 3.4 - 3.8 GHz
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets | €	€ 53
Frequency band | item	700
Intangibles assets, net (excluding goodwill) | €	€ 53
Sonatel | Frequency bands, 700MHZ and 3.4 - 3.8 GHz | Minimum
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	3.4
Sonatel | Frequency bands, 700MHZ and 3.4 - 3.8 GHz | Maximum
Disclosure of detailed information about intangible assets [line items]
Frequency band | item	3.8